TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Cost of revenues	$ 7,200	$ 6,890	$ 6,607
Research and development	406	301	185
Selling and marketing	638	708	779
General and administrative	913	1,283	1,341
Finance expenses, net	$ 491	$ 511	$ 531